CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit (loss) [abstract]
Revenue	R 5,496.3	R 5,118.5	R 5,269.0
Cost of sales	(3,911.0)	(3,741.5)	(3,388.2)
Gross Profit from operating activities	1,585.3	1,377.0	1,880.8
Other income	10.4	91.3	0.1
Administration expenses and other costs	(172.9)	(161.2)	(64.0)
Results from operating activities	1,422.8	1,307.1	1,816.9
Finance income	334.3	225.8	216.2
Finance expense	(70.7)	(74.8)	(69.5)
Profit before tax	1,686.4	1,458.1	1,963.6
Income tax	(405.0)	(334.3)	(523.7)
Profit for the year	1,281.4	1,123.8	1,439.9
Items that will not be reclassified to profit or loss, net of tax
Net fair value adjustment on equity investments at fair value through other comprehensive income	17.9	(9.1)	(34.4)
Fair value adjustment on equity investments at fair value through other comprehensive income	17.2	(15.7)	(28.2)
Deferred tax thereon	0.7	6.6	(6.2)
Other comprehensive income	17.9	(9.1)	(34.4)
Total comprehensive income for the year	R 1,299.3	R 1,114.7	R 1,405.5
Earnings per share
Basic earnings per share (in SA cents per share)	R 1.491	R 1.312	R 1.684
Diluted earnings per share (in SA cents per share)	R 1.482	R 1.306	R 1.672